THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
        13F FILED ON FEBRUARY 12, 1999 PURSUANT TO A REQUEST FOR
        CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 1999.


                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  December 31, 1998

   Check here if Amendment [ X ]; Amendment Number:  1
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     John D. Brandenborg
   Title:    President
   Phone:    (612) 476-7200

   Signature, Place, and Date of Signing:


      /s/ John D. Brandenborg   Minnetonka, Minnesota   November 9, 1999
     ------------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                            FORM 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    1

   Form 13F Information Table Entry Total:               6

   Form 13F Information Table Value Total:         $21,396
                                                (thousands)


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number     Name

        1              28-7048                  EBF & Associates, L.P.
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
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                                      FORM 13F INFORMATION TABLE

         COLUMN 1        COLUMN 2        COLUMN 3       COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
       ------------    ------------    ------------   -----------    ---------------    ------------   --------    ----------------
                                                                                                                        VOTING
                                                                                                                      AUTHORITY
                         TITLE OF                        VALUE        SHRS/ SH/ PUT/     INVESTMENT       OTHER     (SOLE/SHARED/
      NAME OF ISSUER      CLASS         CUSIP           (x$1000)    PRN AMT PRN CALL     DISCRETION     MANAGERS        NONE)
      -------------    -----------    ---------        ----------   ----------------     ----------     --------   ---------------
                                                                                                           -

       AJL PEPS TR       PEPS EXCH       9710104          4757         704700 PRN         DEFINED          1          704700 SOLE
                            AJL

       APP FIN VI      LYONS NT ZER     00202NAA3         3281        23640000 PRN        DEFINED          1         23640000 SOLE
       MAURITIUS LTD

       GST             SSBDISC144AC     361942AA3         471          713000 PRN         DEFINED          1          713000 SOLE
       TELECOMMUNICA
       TION

       SOFTWARE NET    SB NT CV 144A    83403EAA6         740          643000 PRN         DEFINED          1          643000 SOLE
       CORP

       NORTEL          SPONS ADR PF     656567401        10641          659900 SH         DEFINED          1          659900 SOLE
       INVERSORA S A

       THERMOTREX           COM         883666109         1506          175867 SH         DEFINED          1          175867 SOLE
       CORP



       COLUMN TOTALS          6 DATA RECORDS             21396              1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED

